Business Combinations (Narrative) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified				1 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Jul. 01, 2011	May 24, 2011 Nomura land and building co., ltd [Member]	Sep. 30, 2011 Nomura land and building co., ltd [Member]	Sep. 30, 2011 Nomura land and building co., ltd [Member]	Sep. 30, 2012 Nomura land and building co ltd and other companies [Member]	Sep. 30, 2012 Nomura land and building co ltd and other companies [Member]
Business acquisition [Line items]
Agreement entered, date						May 13, 2011
Acquired additional issued shares, percentage				39.00%
Total payment in relation to share purchases				¥ 37,620
Gain from bargain purchase						44,963
Percentage of outstanding shares						38.50%
Loss from change in fair value of equity investments						16,555
Equity investments remeasured at fair value					38,379	38,379
Loss from equity investments remeasured at fair value						4,109
Revenues generated					98,822	142,058	132,192	265,397
Revenues from real estate sales					46,295	61,939	63,420	134,568
Costs of real estate sales					40,602	53,664	56,127	113,235
Net income (loss) on share purchases					¥ 803	¥ (100)	¥ 524	¥ (706)
Common shares allotted for each share			118
Common shares issued	3,822,562,601	3,822,562,601	103,429,360